UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06669

Name of Fund: BlackRock Capital Appreciation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Capital

Appreciation Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2013

Date of reporting period: 12/31/2012

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2012 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense – 6.6%
The Boeing Co.	2,733,900	$206,026,704
Precision Castparts Corp.	305,300	57,829,926
United Technologies Corp.	636,400	52,191,164

		316,047,794

Air Freight & Logistics – 1.1%
United Parcel Service, Inc., Class B	697,400	51,419,302

Auto Components – 0.4%
Allison Transmission Holdings, Inc. (a)	846,300	17,281,446

Automobiles – 0.8%
Tesla Motors, Inc. (a)(b)	1,066,200	36,112,194

Beverages – 4.4%
The Coca-Cola Co.	3,608,008	130,790,290
PepsiCo, Inc.	1,155,300	79,057,179

		209,847,469

Biotechnology – 5.3%
Alexion Pharmaceuticals, Inc. (a)(b)	471,400	44,222,034
Amgen, Inc.	608,400	52,517,088
ARIAD Pharmaceuticals, Inc. (a)(b)	971,900	18,641,042
Biogen Idec, Inc. (b)	195,900	28,732,653
Gilead Sciences, Inc. (a)(b)	1,221,900	89,748,555
Regeneron Pharmaceuticals, Inc. (a)(b)	133,900	22,906,273

		256,767,645

Building Products – 0.8%
Masco Corp.	2,255,300	37,573,298

Capital Markets – 2.1%
The Goldman Sachs Group, Inc.	500,900	63,894,804
Jefferies Group, Inc.	2,073,200	38,499,324

		102,394,128

Chemicals – 2.4%
Celanese Corp.	461,400	20,546,142
Monsanto Co.	995,900	94,261,935

		114,808,077

Commercial Banks – 1.5%
Wells Fargo & Co.	2,086,400	71,313,152

Communications Equipment – 4.0%
F5 Networks, Inc. (a)(b)	473,500	46,000,525
QUALCOMM, Inc.	2,369,100	146,931,582

		192,932,107

Computers & Peripherals – 9.1%
Apple, Inc.	691,160	368,409,015
EMC Corp. (a)(b)	1,971,800	49,886,540
Fusion-io, Inc. (b)	864,810	19,830,093

		438,125,648

Consumer Finance – 0.8%
American Express Co.	627,700	36,080,196

Diversified Telecommunication Services – 1.9%
Level 3 Communications, Inc. (a)(b)	958,300	22,146,313
Verizon Communications, Inc.	1,582,400	68,470,448

		90,616,761

Electrical Equipment – 2.2%
Eaton Corp. Plc	1,308,300	70,909,860

Common Stocks	Shares	Value

Electrical Equipment (continued)
Roper Industries, Inc.	330,200	$36,810,696

		107,720,556

Energy Equipment & Services – 0.7%
National Oilwell Varco, Inc.	494,700	33,812,745

Food & Staples Retailing – 3.4%
Costco Wholesale Corp.	1,286,100	127,028,097
Whole Foods Market, Inc.	388,000	35,436,040

		162,464,137

Health Care Equipment & Supplies – 1.3%
Intuitive Surgical, Inc. (b)	131,100	64,287,507

Health Care Providers & Services – 2.2%
Express Scripts Holding Co. (b)	2,006,240	108,336,960

Hotels, Restaurants & Leisure – 3.1%
Las Vegas Sands Corp.	777,100	35,870,936
McDonald’s Corp.	413,800	36,501,298
Starbucks Corp.	1,475,480	79,115,238

		151,487,472

Industrial Conglomerates – 2.8%
Danaher Corp.	2,440,644	136,431,999

Internet & Catalog Retail – 5.5%
Amazon.com, Inc. (b)	757,540	190,248,596
priceline.com, Inc. (b)	120,300	74,730,360

		264,978,956

Internet Software & Services – 5.4%
eBay, Inc. (b)	1,622,100	82,759,542
Google, Inc., Class A (b)	253,826	180,056,550

		262,816,092

IT Services – 1.6%
Visa, Inc., Class A	519,300	78,715,494

Machinery – 2.8%
Stanley Black & Decker, Inc. (a)	1,151,500	85,176,455
Terex Corp. (a)(b)	1,747,845	49,131,923

		134,308,378

Media – 3.0%
CBS Corp., Class B	1,743,500	66,340,175
Comcast Corp., Class A	2,089,400	78,101,772

		144,441,947

Multiline Retail – 0.7%
Nordstrom, Inc.	614,300	32,865,050

Oil, Gas & Consumable Fuels – 1.9%
Anadarko Petroleum Corp.	696,400	51,749,484
Noble Energy, Inc.	406,300	41,336,962

		93,086,446

Personal Products – 0.3%
Herbalife Ltd. (a)	431,677	14,219,440

Pharmaceuticals – 4.5%
Eli Lilly & Co.	1,479,800	72,983,736
Merck & Co., Inc.	763,100	31,241,314
Pfizer, Inc.	2,578,100	64,658,748

BLACKROCK CAPITAL APPRECIATION FUND, INC.	DECEMBER 31, 2012	1

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc. (b)	839,500	$50,176,915

		219,060,713

Real Estate Investment Trusts (REITs) – 1.2%
American Tower Corp.	779,000	60,193,330

Semiconductors & Semiconductor Equipment – 3.2%
Avago Technologies Ltd.	339,000	10,732,740
ON Semiconductor Corp. (b)	2,759,400	19,453,770
Texas Instruments, Inc.	2,075,600	64,219,064
Xilinx, Inc.	1,727,700	62,024,430

		156,430,004

Software – 8.2%
Microsoft Corp.	5,208,300	139,217,859
Oracle Corp.	2,091,900	69,702,108
Red Hat, Inc. (b)	1,022,154	54,133,276
Salesforce.com, Inc. (a)(b)	421,554	70,863,227
VMware, Inc., Class A (a)(b)	677,307	63,761,681

		397,678,151

Specialty Retail – 1.8%
The Home Depot, Inc.	1,383,767	85,585,989

Textiles, Apparel & Luxury Goods – 2.2%
Michael Kors Holdings Ltd. (b)	1,088,800	55,561,464
Under Armour, Inc., Class A (a)(b)	1,019,500	49,476,335

		105,037,799

Common Stocks	Shares	Value

Wireless Telecommunication Services – 0.5%
Crown Castle International Corp. (b)	356,500	$25,725,040

Total Long-Term Investments (Cost – $3,764,084,191) – 99.7%		4,811,003,422

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (c)(d)	9,217,548	9,217,548

	Beneficial Interest (000)

BlackRock Liquidity Series LLC, Money Market Series, 0.29% (c)(d)(e)	$464,238	464,238,225

Total Short-Term Securities (Cost – $473,455,773) – 9.8%		473,455,773

Total Investments (Cost – $4,237,539,964*) – 109.5%		5,284,459,195
Liabilities in Excess of Other Assets – (9.5)%		(459,580,896)

Net Assets – 100.0%		$4,824,878,299

Notes to Schedule of Investments

*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,249,097,493

Gross unrealized appreciation	$1,111,460,895
Gross unrealized depreciation	(76,099,193)

Net unrealized appreciation	$1,035,361,702

(a)	Security, or a portion of security, is on loan.
(b)	Non-income producing security.
(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2012	Net Activity	Shares/ Beneficial Interest Held at December 31, 2012	Income

BlackRock Liquidity Funds, TempFund,
Institutional Class	28,521,348	(19,303,800)	9,217,548	$3,440
BlackRock Liquidity Series, LLC
Money Market Series	$488,681,735	$(24,443,510)	$464,238,225	$1,928,670

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

2	BLACKROCK CAPITAL APPRECIATION FUND, INC.	DECEMBER 31, 2012

Schedule of Investments (concluded)

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$4,811,003,422	–	–	$4,811,003,422
Short-Term Securities	9,217,548	$464,238,225	–	473,455,773

Total	$4,820,220,970	$464,238,225	–	$5,284,459,195

1 See above Schedule of Investments for values in each industry.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, collateral on securities loaned at value of $464,238,225 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2012.

BLACKROCK CAPITAL APPRECIATION FUND, INC.	DECEMBER 31, 2012	3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Capital Appreciation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: February 22, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: February 22, 2013